Eaton Vance
Minnesota Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.8%
Security	Principal Amount (000's omitted)	Value
Education — 10.1%
Minneapolis, MN, (University Gateway):
5.00%, 12/1/36	$2,000	$ 2,291,345
5.00%, 12/1/45	2,500	2,681,176
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	2,750	2,879,937
5.00%, 3/1/53	1,250	1,295,966
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/43	225	245,912
5.00%, 3/1/44	200	216,649
5.00%, 3/1/45	225	241,837
5.00%, 3/1/46	300	319,453
5.00%, 3/1/51	1,200	1,251,458
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	5	4,652
4.00%, 10/1/50	175	155,095
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,819,400
5.00%, 10/1/41	1,635	1,749,632
5.00%, 10/1/47	2,665	2,732,708
5.00%, 10/1/49	1,500	1,542,088
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,201,630
University of Minnesota:
5.00%, 9/1/39	1,500	1,535,075
5.00%, 9/1/40	1,000	1,022,408
5.00%, 11/1/42	2,000	2,118,866
		$ 25,305,287
Electric Utilities — 8.3%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,588
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,415,850
5.00%, 10/1/33	250	250,346
5.00%, 10/1/34	250	250,319
5.00%, 10/1/35	200	201,077
5.00%, 10/1/47	3,930	3,933,859
Northern Municipal Power Agency, MN, 5.00%, 1/1/27	640	648,667
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/42	3,660	3,687,517
5.00%, 12/1/47	2,050	2,059,046
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	$885	$ 892,526
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,170,415
Series 2017-4, (AMT), 4.00%, 10/1/40	870	822,029
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,039,347
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	600	648,837
5.00%, 1/1/34	600	684,939
5.00%, 1/1/35	750	861,246
5.00%, 1/1/36	695	801,037
		$ 20,717,645
General Obligations — 37.6%
Apple Valley, MN, 4.00%, 12/15/44	$385	$ 382,617
Beltrami County, MN:
4.25%, 12/1/46	2,150	2,153,115
5.00%, 12/1/39	1,695	1,884,893
Bloomington Independent School District No. 271, MN, 5.00%, 2/1/35	3,790	4,253,631
Bloomington, MN, 5.00%, 2/1/39	1,165	1,310,826
Blue Earth County, MN, 5.00%, 12/1/36	1,415	1,624,900
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,005,446
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,345	1,356,884
Eden Prairie, MN:
5.00%, 2/1/39	1,360	1,537,950
5.00%, 2/1/40	1,425	1,597,373
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	780	787,841
Edina, MN, 4.00%, 2/1/46	1,065	1,063,374
Fergus Falls, MN, 5.00%, 2/1/38	1,290	1,429,399
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	1,210	1,231,727
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	1,315	1,318,393
Hennepin County, MN, 5.00%, 12/1/38	1,915	2,113,883
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	400	401,656
Lakeville, MN, 4.00%, 2/1/42	720	729,646
Madelia Independent School District No. 837, MN, 4.125%, 2/1/48	465	456,289
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/45	400	398,870

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Martin County West Independent School District No. 2448, MN, 5.00%, 2/1/41	$1,500	$ 1,654,671
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,200	1,219,071
5.00%, 2/1/43	1,320	1,406,526
5.00%, 2/1/45	2,515	2,709,033
Minneapolis, MN:
3.00%, 12/1/43	4,325	3,737,163
5.00%, 12/1/40	2,000	2,166,048
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/44	2,795	2,822,709
Sustainability Bonds, 4.00%, 3/1/43	1,855	1,864,701
Minnesota:
4.00%, 9/1/41	1,115	1,130,012
5.00%, 8/1/40	1,500	1,600,218
5.00%, 8/1/42	1,410	1,543,758
Moorhead, MN:
4.50%, 2/1/43	675	700,333
5.00%, 2/1/31	1,085	1,193,846
North Mankato Port Authority, MN, 4.25%, 2/1/49(1)	1,520	1,483,817
Osseo Independent School District No. 279, MN, 5.00%, 2/1/37	860	965,106
Pequot Lakes Independent School District No. 186, MN, 5.00%, 2/1/43	1,000	1,090,219
Puerto Rico, 5.625%, 7/1/29	1,500	1,579,425
Ramsey County, MN, 4.00%, 2/1/43	2,495	2,514,729
Rosemount, MN, 4.00%, 2/1/44	2,385	2,389,091
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	1,500	1,482,001
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	455	451,238
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,074,924
0.00%, 2/1/37	1,500	931,074
4.50%, 2/1/44	1,050	1,078,047
5.00%, 2/1/40	635	693,382
5.00%, 2/1/41	800	869,524
5.00%, 2/1/42	245	265,073
5.00%, 2/1/43	340	365,916
South Washington County Independent School District No. 833, MN:
4.00%, 2/1/44	2,125	2,096,862
4.00%, 2/1/46	2,815	2,706,522
St. Cloud, MN, 5.00%, 2/1/36	1,615	1,823,492
St. Francis, MN, 4.00%, 2/1/47	135	129,485
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Louis County, MN:
4.25%, 12/1/42	$1,000	$ 1,030,824
5.00%, 12/1/35	1,815	2,068,181
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	2,620	2,579,614
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	25	24,929
5.00%, 2/1/41	1,240	1,318,010
Stearns, MN, Sales Tax Revenue:
4.00%, 12/1/47(1)	2,500	2,408,034
4.00%, 12/1/53(1)	2,575	2,371,705
Stillwater Independent School District No. 834, 4.00%, 2/1/43	1,315	1,319,165
Walker-Hackensack-Akeley Independent School District No. 113, MN, 4.00%, 2/1/44	1,065	1,068,268
Washington County, MN, 5.00%, 2/1/42	1,000	1,099,567
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	865	560,287
Wayzata Independent School District No. 284, MN, 5.00%, 2/1/35	1,100	1,230,289
Westonka Independent School District No. 277, MN, 4.00%, 2/1/43	1,165	1,172,132
		$ 94,027,734
Hospital — 20.2%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,095	$ 3,998,548
5.00%, 2/15/48	4,000	4,007,602
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.25%, 6/15/47	1,240	1,291,759
5.25%, 6/15/52	2,000	2,059,859
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,025	3,028,332
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,400,510
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	1,995	1,793,329
5.25%, 1/1/47	2,500	2,632,761
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/44	1,415	1,394,397
4.00%, 11/15/48	1,240	1,214,371
5.00%, 11/15/45	1,750	1,881,661
5.00%, 11/15/57	2,500	2,564,071
(LOC: Barclays Bank PLC), 3.00%, 11/15/64(2)	12,400	12,400,000

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	$3,470	$ 3,091,959
5.00%, 5/1/36(1)	2,000	2,259,296
5.00%, 5/1/42	2,000	2,153,799
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/42	1,500	1,607,883
5.00%, 8/15/43	1,250	1,333,095
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	510,623
		$ 50,623,855
Housing — 4.3%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,170	$ 1,141,636
Minnesota Housing Finance Agency:
2.15%, 7/1/45	500	349,310
4.125%, 8/1/44	1,205	1,192,537
4.25%, 8/1/45	500	494,392
4.25%, 8/1/47	20	19,468
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	526,836
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	210	199,108
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.05%, 7/1/41(3)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.10%, 7/1/41	750	748,713
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 7/1/40	500	512,897
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 7/1/45	3,150	3,216,648
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	830	888,086
		$ 10,789,631
Insured - Electric Utilities — 1.4%
Northern Municipal Power Agency, MN:
(AG), 5.00%, 1/1/28	$475	$ 492,202
(AG), 5.00%, 1/1/29	1,025	1,083,180
(AG), 5.00%, 1/1/31	575	627,673
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,160,532
		$ 3,363,587
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.8%
Minneapolis, MN, (Fairview Health Services), (AG), 5.00%, 11/15/44	$2,000	$ 2,000,728
		$ 2,000,728
Lease Revenue/Certificates of Participation — 3.6%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,003,704
Big Lake Economic Development Authority, MN:
5.00%, 2/1/46	765	794,856
5.00%, 2/1/48	1,500	1,539,615
Lino Lakes Economic Development Authority, MN, 4.00%, 2/1/47(1)	1,895	1,773,205
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,030	2,036,550
Moorhead Economic Development Authority, MN, 4.25%, 2/1/46	1,870	1,844,458
		$ 8,992,388
Other Revenue — 2.4%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,029,584
Minnesota Municipal Gas Agency:
5.00%, 9/1/35	1,000	1,039,812
(Liq: Royal Bank of Canada), 3.438%, (67% of SOFR + 1.00%), 12/1/52(4)	2,000	1,996,252
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,030,994
		$ 6,096,642
Senior Living/Life Care — 1.8%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 806,871
5.00%, 9/1/43	1,000	999,995
5.375%, 9/1/45	475	487,103
5.50%, 9/1/55	600	607,210
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,678,434
		$ 4,579,613
Special Tax Revenue — 3.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	$200	$ 204,123
Bloomington, MN, Sales Tax Revenue, 5.00%, 2/1/43	1,320	1,417,878
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,923,813
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	2,035,803

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development): (continued)
5.00%, 11/1/42	$2,000	$ 2,185,249
		$ 8,766,866
Student Loan — 1.3%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$3,430	$ 3,274,136
		$ 3,274,136
Transportation — 6.3%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
(AMT), 5.00%, 1/1/47	$2,640	$ 2,673,261
(AMT), 5.00%, 1/1/49	3,000	3,013,514
(AMT), 5.25%, 1/1/42	3,200	3,445,772
(AMT), 5.25%, 1/1/47	3,500	3,595,869
(AMT), 5.25%, 1/1/49	2,955	3,029,238
		$ 15,757,654
Water and Sewer — 1.2%
St. Paul, MN, Water Revenue:
4.00%, 12/1/47	$2,265	$ 2,186,804
Green Bonds, 4.50%, 12/1/44	760	791,446
		$ 2,978,250
Total Tax-Exempt Municipal Obligations (identified cost $256,693,182)		$257,274,016
Total Investments — 102.8% (identified cost $256,693,182)		$257,274,016
Other Assets, Less Liabilities — (2.8)%		$ (7,052,737)
Net Assets — 100.0%		$250,221,279

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2026.
(4)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $204,123 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 2.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$257,274,016	$ —	$257,274,016
Total Investments	$ —	$257,274,016	$ —	$257,274,016
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.